Subsequent Event - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Millions		1 Months Ended	2 Months Ended	12 Months Ended
	Apr. 14, 2022 USD ($) $ / shares shares	Feb. 28, 2022 CNY (¥) shares	Feb. 28, 2022 $ / shares	Dec. 31, 2021 shares
Equity method investee cumulative Voting Rights after all transactions
Options granted during the period | shares				695,927,716
Subsequent Event [Member] | Common Class A [Member] | Share Surrender And Loan Repayment Agreement [Member]
Equity method investee cumulative Voting Rights after all transactions
Common stock share subscriptions receivable settlement due to shares surrendered | $	$ 200
Settlement notice delivered date	Jul. 31, 2022
Description of calculation of share price repayment for shares surrendered	the repayment price per share will be equal to the price per Class A ordinary share during the three-trading day period starting from August 1, 2022
Share Price Per Share For Settlement | $ / shares	$ 0.2717
Common stock shares subscribed but surrendered | shares	736,177,535
Subsequent Event [Member] | 2018 Plan [Member] | Share-based Payment Arrangement, Employee [Member]
Equity method investee cumulative Voting Rights after all transactions
Share-based payment arrangement, amount to be recognized | ¥		¥ 274,758
Subsequent Event [Member] | 2018 Plan [Member] | Share-based Payment Arrangement, Employee [Member] | Maximum [Member]
Equity method investee cumulative Voting Rights after all transactions
Options granted fair value | $ / shares			$ 0.46
Subsequent Event [Member] | 2018 Plan [Member] | Share-based Payment Arrangement, Employee [Member] | Minimum [Member]
Equity method investee cumulative Voting Rights after all transactions
Options granted fair value | $ / shares			$ 0.42
Subsequent Event [Member] | 2018 Plan [Member] | Share-based Payment Arrangement, Employee [Member] | Class B Ordinary Shares [Member]
Equity method investee cumulative Voting Rights after all transactions
Options granted during the period | shares		97,318,000